Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details 1
Income taxes benefit (expense) at statutory rate	34.00%	34.00%
State income tax, net of federal benefit	(5.94%)	(5.94%)
Meals & entertainment	(0.10%)	(0.05%)
Share-based compensation Incentive Stock Options	6.65%	(4.53%)
Change in valuation allowance	(34.61%)	(23.48%)
Total	0.00%	0.00%